Borrowings - Summary of Components of Borrowings (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	¥ 28,871	¥ 33,778
Short-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	¥ 27,000
Short-term borrowings [member] | Weighted average [member] | TIBOR Plus [member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings, interest rate	0.24%